Property and Equipment	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2025	Sep. 30, 2025	Dec. 31, 2024
Property and Equipment [Line Items]
PROPERTY AND EQUIPMENT

NOTE 5—PROPERTY AND EQUIPMENT

Property and equipment as of September 30, 2025 and December 31, 2024 consisted of the following:

	September 30,	December 31,
	2025	2024
Internally-developed software	$2,035,887	$988,225
Office furniture and equipment	384,368	384,368
Transportation equipment	2,477,033	2,477,034
Leasehold improvements	10,000	10,000
Total property and equipment	4,907,288	3,859,627
Less: accumulated depreciation	(2,035,781)	(1,383,664)
Total property and equipment, net	$2,871,507	$2,475,963

Depreciation expense for the three months ended September 30, 2025 and 2024 was $219,095 and $208,746, respectively. Depreciation expense for the nine months ended September 30, 2025 and 2024 was $652,117 and $539,692, respectively.

NOTE 6 — PROPERTY, EQUIPMENT, AND OTHER FIXED ASSETS

Property, equipment and other fixed assets, net consisted of the following:

	December 31, 2024	December 31, 2023
Internally-developed software	$988,225	$691,745
Furniture	384,368	126,007
Equipment and vehicles	2,477,034	2,220,168
Leasehold improvements	10,000	—
Property and equipment	3,859,627	3,037,920
Accumulated depreciation	(1,383,664)	(748,197)
	$2,475,963	$2,289,723

Depreciation expense related to the Company’s property and equipment was $691,373 and $444,660 for the years ended December 31, 2024, and 2023, respectively, which are included in depreciation and amortization expense on the accompanying consolidated statements of operations.

Heliogen, Inc. [Member]
Property and Equipment [Line Items]
PROPERTY AND EQUIPMENT

Note 4—Property, Plant and Equipment

Major classes of property, plant and equipment, consisted of the following:

$ in thousands	Estimated Useful Lives in Years	June 30, 2025	December 31, 2024
Leasehold improvements	5 — 7	$—	$36
Computer equipment	2 — 3	2,004	2,019
Machinery, vehicles and other equipment	5 — 7	—	504
Furniture and fixtures	2	166	321
Total property, plant and equipment		2,170	2,880
Accumulated depreciation		(2,170)	(2,565)
Total property, plant and equipment, net		$—	$315

Depreciation expense for property, plant and equipment was $8 thousand and $0.3 million for the three months ended June 30, 2025 and 2024, respectively, and $32 thousand and $0.7 million for the six months ended June 30, 2025 and 2024, respectively, and is recorded in selling, general and administrative (“SG&A”) expense with a portion allocated to cost of services revenue.

Asset Sales

During the second quarter of 2024, we began to sell assets, which were primarily located at our Manufacturing Facility as a result of the decision to close the facility. During the six months ended June 30, 2025, we received $54 thousand in proceeds from the sale of property, plant and equipment and recognized a loss of $0.2 million from disposal of assets, which is recorded in SG&A expense. During the three months ended June 30, 2024, we received $0.5 million in proceeds from the sale of property, plant and equipment and recognized a gain of $21 thousand from disposal of assets, which is recorded in SG&A expense.

Note 7 — Property, Plant and Equipment

Major classes of property, plant and equipment, consisted of the following:

	Estimated Useful Lives	December 31,
$ in thousands	in Years	2024	2023
Leasehold improvements	5 – 7	$36	$3,107
Computer equipment	2 – 3	2,019	2,165
Machinery, vehicles and other equipment	5 – 7	504	4,307
Furniture and fixtures	2	321	664
Construction in progress		—	125
Total property, plant and equipment		2,880	10,368
Accumulated depreciation		(2,565)	(4,791)
Total property, plant and equipment, net		$315	$5,577

Depreciation expense for property, plant and equipment was $0.9 million and $2.1 million for the years ended December 31, 2024 and 2023, respectively, and is recorded in SG&A expense with a portion allocated to cost of services revenue.

During the second quarter of 2024, we recorded an impairment of property, plant and equipment of $3.4 million, included in impairment and other charges on our consolidated statements of operations. Refer to Note 13 — Impairment and Other Charges — Manufacturing Facility Closure for additional information.

Asset Sales

During the second quarter of 2024, we began to sell assets, which were primarily located at our Manufacturing Facility as a result of the decision to close the facility. During the year ended December 31, 2024, we received $0.9 million in proceeds from the sale of property, plant and equipment and recognized a loss of $0.3 million from disposal of assets, which is recorded in SG&A expense.